UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Quadrangle Equity Management LLC

Address:  375 Park Avenue
          New York, NY 10152


13F File Number: 028-12252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Donahue, Jr.
Title:    Manager
Phone:    (212) 418-1700


Signature, Place and Date of Signing:


/s/ Robert M. Donahue, Jr.          New York, NY            November 14, 2008
--------------------------  ---------------------------  -----------------------
       [Signature]                  [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             8

Form 13F Information Table Value Total:       $66,011
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.          028-12254                           Quadrangle Equity Investors Ltd

2.          028-12486                           Quadrangle Equity Investors LP

                                                      FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN  2       COLUMN 3      COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                         TITLE                          VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER           OF CLASS        CUSIP         (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS   SOLE       SHARED  NONE
--------------           --------        -----         --------  -------    --- ----  ----------  --------   ----       ------  ----
AIRMEDIA GROUP INC       SPONSORED ADR   009411109      3,859      518,000  SH        SOLE         0            518,000
COMCAST CORP NEW         CL A            20030N101      7,367      375,300  SH        SOLE         0            375,300
FOCUS MEDIA HLDG LTD     SPONSORED ADR   34415V109     12,830      450,000  SH        SOLE         0            450,000
GLOBAL CROSSING LTD      SHS NEW         G3921A175      2,623      173,000  SH        SOLE         0            173,000
LIBERTY GLOBAL INC       COM SER B       530555200      1,915       63,800  SH        SOLE         0             63,800
LIBERTY MEDIA CORP NEW   ENT COM SER A   53071M500     20,226      810,000  SH        SOLE         0            810,000
MDC PARTNERS INC         CL A SUB VTG    552697104      3,360      500,000  SH        SOLE         0            500,000
TIME WARNER INC          COM             887317105     13,831    1,055,000  SH        SOLE         0          1,055,000






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